UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.
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1.   Name and address of issuer:

   Touchstone Strategic Trust
   303 Broadway, Suite 1100
   Cincinnati, Ohio 45202
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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

1) Touchstone Balanced Fund
2) Touchstone International Equity Fund
3) Touchstone International Growth Opportunities Fund
4) Touchstone International Small Cap Fund
5) Touchstone Large Cap Focused Fund
6) Touchstone Large Cap Fund
7) Touchstone Large Company Growth Fund
8) Touchstone Ohio Tax-Free Bond Fund
9) Touchstone Small Company Fund
10) Touchstone Value Fund

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3.   Investment Company Act File Number:  811-03651

     Securities Act File Number: 002-80859
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4(a). Last day of fiscal year for which this Form is filed: June 30, 2020

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4(b).   [ ]   Check box if this is being filed late (i.e.,
more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:   If the Form is being filed late, interest must be paid
on the registration fee due.
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4(c).   [ ]   Check box if this is the last time the issuer
will be filing this Form.
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5.      Calculation of registration fee:

      (i)       Aggregate sale price of securities sold
        during the fiscal year pursuant to section 24(f): $ 1,095,948,077

      (ii)      Aggregate price of securities
      redeemed or repurchased during
      the fiscal year:                     $ 1,489,097,711

      (iii)    Aggregate price of securities
      redeemed or repurchased during
      any prior fiscal year ending no
      earlier than October 11, 1996
      that were not previously used to
      reduce registration fees payable
      to the Commission:                   $ 15,176,397,151

      (iv)     Total available redemption credits
      [add Items 5(ii) and 5(iii)]:                      - $ 16,665,494,862

      (v)      Net sales -- if Item 5(i) is greater
      than Item 5(iv) [subtract Item 5(iv)
      from Item 5(i)]:                                   $ 0

      (vi)      Redemption credits available for
      use in future years -- if Item 5(i)
      is less than Item 5(iv) [subtract
      Item 5(iv) from Item 5(i)]:         $ (15,569,546,785)

      (vii)   Multiplier for determining
      registration fee (See instruction C.9):             x0.0001298

      (viii)      Registration fee due [multiply
      Item 5(v) by Item 5(vii)](enter
      "0" if no fee is due):                          = $0
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   6.   Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None.

   If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: None.

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   7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
                                                          +$ NONE
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   8.   Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:                    =$ 0


   9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:

            [ ]Wire Transfer
            [ ]Mail or other means

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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
             /s/ Terrie A. Wiedenheft
             Terrie A. Wiedenheft
             Controller and Treasurer

Date:  9/18/2020

*Please print the name and title of the signing officer below the signature.